Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	Check-Cap Ltd.
Entity Central Index Key	0001610590
Document Type	20-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
EntityVoluntaryFilers	No
Entity Filer Category	Non-accelerated Filer
Auditor Attestation Flag	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	5,844,463
Entity Incorporation State Country Code	L3
Entity File Number	001-36848
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Address, Address Line One	Check-Cap Building
Entity Address, Address Line Two	29 Abba Hushi Avenue
Entity Address, Address Line Three	P.O. Box 1271
Entity Address, City or Town	Isfiya
Entity Address, Country	IL
Entity Address, Postal Zip Code	3009000
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CHEK
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1197
Document Period End Date	Dec. 31, 2022
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alex Ovadia
Entity Address, Address Line One	29 Abba Hushi Avenue
Entity Address, Address Line Two	P.O. Box 1271
Entity Address, City or Town	Isfiya
Entity Address, Country	IL
Entity Address, Postal Zip Code	3009000
City Area Code	972
Local Phone Number	546706451
Contact Personnel Email Address	Alex.Ovadia@check-cap.com